Principal accounting policies (Sales and Marketing Expenses, Share based Compensation, Statutory Reserves, Dividends and Segment Reporting - Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statutory reserves [Line Item]
Advertising and market promotion expenses	¥ 621,771	¥ 298,681	¥ 253,210
Employee social security and welfare benefits	¥ 214,848	206,704	171,349
Minimum percentage appropriation to general reserve fund required	10.00%
Reserve level threshold for mandatory appropriation requirement (as a percent)	50.00%
Minimum percentage appropriation to statutory surplus fund required	10.00%
Surplus fund threshold for mandatory appropriation requirement (as a percent)	50.00%
Dividends
Dividends declared	¥ 0	0	0
Statutory reserves [Member]
Statutory reserves [Line Item]
Amount appropriated to statutory reserves	¥ 3,861	¥ 2,350	¥ 38